Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of earnings per share

	2021	2020	2019
	£m	£m	£m
Earnings
Profit/(loss) from continuing operations attributable to ordinary shareholders	2,674	(874)	2,877
Profit from discontinued operations attributable to ordinary shareholders	276	121	256
Profit/(loss) attributable to ordinary shareholders	2,950	(753)	3,133

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year	11,622	12,095	12,067
Effect of dilutive share options and convertible securities(1)	45	—	35
Diluted weighted average number of ordinary shares outstanding during the year	11,667	12,095	12,102

(1)	As there was a loss from continuing operations attributable to the parent company for the period to 31 December 2020, the effect of share options and convertible securities was not dilutive.